Stock Option and bonus plans (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Stock Option And Bonus Plans Details 3
Administration and general		$ 801